Fair Value Measurements (Details) - Schedule of fair value - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of fair value [Line Items]
Cash and cash equivalents	$ 94,930	$ 29,049
Total	94,930	29,049
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value [Line Items]
Cash and cash equivalents	94,930	29,049
Total	94,930	29,049
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair value [Line Items]
Cash and cash equivalents
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair value [Line Items]
Cash and cash equivalents
Total